Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.00	$ 0.09	$ (0.63)
Revenues:
Clearing Fees Revenue	$ 3,228	$ 3,144	$ 1,393
Market Data Revenue	871	691	246
Listing fees	405	367	33
Other revenues	178	150	58
Total revenues	4,682	4,352	1,730
Transaction-based expenses:
Exchange Fees	349	359	32
Liquidity payments	995	901	100
Revenues, less transaction-based expenses	3,338	3,092	1,598
Operating expenses:
Compensation and benefits	611	592	302
Technology and communication	203	188	63
Professional services	139	181	54
Rent and occupancy	57	78	39
Acquisition-related transaction and integration costs	88	129	143
Selling, general and administrative	116	143	51
Depreciation and amortization	374	333	156
Total operating expenses	1,588	1,644	808
Operating income	1,750	1,448	790
Other income (expense):
Interest expense	(97)	(96)	(56)
Other expense, net	0	55	(230)
Total other expense, net	(97)	(41)	(286)
Income before income tax expense	1,653	1,407	504
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	11	(50)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		11	(50)
Income tax expense	358	402	184
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,295	1,005	320
Net income	1,295	1,016	270
Net income attributable to non-controlling interest	(21)	(35)	(16)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	(21)	(35)	(16)
Net income attributable to IntercontinentalExchange Group, Inc.	$ 1,274	$ 981	$ 254
Basic	$ 11.45	$ 8.60	$ 3.24
Income (Loss) from Continuing Operations, Per Basic Share	11.45	8.50	3.88
Diluted	11.39	8.55	3.21
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ 0.00	$ 0.10	$ (0.64)
Basic	111	114	78
Diluted	112	115	79
Diluted earnings (loss) per share attributable to Intercontinental Exchange, Inc. common shareholders:
Income (Loss) from Continuing Operations, Per Diluted Share	$ 11.39	$ 8.46	$ 3.84
Dividend per share	$ 2.90	$ 2.60	$ 0.65